December 20, 2018	Mark C. Amorosi mark.amorosi@klgates.com

T +1 202 778 9351 F +1 202 778 9100

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	1290 Funds – Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A (File Nos. 333-195390 and 811-22959)

Ladies and Gentlemen:

On behalf of 1290 Funds (the “Trust”), transmitted herewith for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 41 to the Trust’s Registration Statement on Form N-1A (the “Post-Effective Amendment”) relating to 1290 Convertible Securities Fund, 1290 Diversified Bond Fund (formerly named 1290 Unconstrained Bond Managers Fund), 1290 DoubleLine Dynamic Allocation Fund, 1290 GAMCO Small/Mid Cap Value Fund, 1290 Global Talents Fund, 1290 High Yield Bond Fund, 1290 Low Volatility Global Equity Fund, 1290 Multi-Alternative Strategies Fund and 1290 SmartBeta Equity Fund (each, a “Fund” and together, the “Funds”). The Post-Effective Amendment includes one Prospectus and one Statement of Additional Information (the “SAI”) relating to the Funds. This transmission includes a conformed signature page, the manually signed original of which is maintained at the office of the Trust.

The Post-Effective Amendment is being filed primarily to reflect the termination of two former sub-advisers, Pacific Investment Management Company, LLC and TCW Investment Management Company, and the appointment of a new sub-adviser, Brandywine Global Investment Management. LLC, to 1290 Diversified Bond Fund and, in connection with these sub-advisory changes, a restructuring of the Fund involving (i) changes to the Fund’s investment objective, policies and strategy, performance benchmark, and name, and (ii) changes to the Fund’s fee and expense structure. The Prospectus and SAI also have been updated to reflect portfolio manager changes and revised (lower) expense limitation arrangements for certain of the Funds.

The Prospectus and SAI also have been updated to disclose certain information regarding the organizational structure of the Funds’ adviser, AXA Equitable Funds Management Group, LLC (d/b/a 1290 Asset Managers®), and the status of the Sell-Down Plan, as described in the Trust’s proxy statement dated September 10, 2018, relating to the Special Meeting of Shareholders of the Trust held on October 25, 2018 (the “Meeting”), and the outcome of the Meeting. In this connection, the SAI also has been updated to disclose the election, effective January 1, 2019, of two new independent Trustees to serve on the Board of Trustees of the Trust.

K&L GATES LLP

1601 K STREET NW WASHINGTON DC 20006

T +1 202 778 9000 F +1 202 778 9100 klgates.com

December 20, 2018

The Post-Effective Amendment is also being filed to include new exhibits and to make clarifying, updating and stylistic changes to the Trust’s Registration Statement.

The Prospectus and SAI are marked to show changes from Post-Effective Amendment No. 39 to the Trust’s Registration Statement, which was filed with the SEC on February 27, 2018.

The Post-Effective Amendment is scheduled to become effective on February 18, 2019, pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act. We would appreciate receiving any comments by February 4, 2019. The Trust would respond to any comments in a post-effective amendment filed pursuant to paragraph (b) of Rule 485 under the 1933 Act, which also would contain exhibits and information not included in the Post-Effective Amendment.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9351 or Fatima Sulaiman at (202) 778-9082.

Sincerely,

/s/ Mark C. Amorosi

Mark C. Amorosi

Enclosure

cc:	William MacGregor, Esq.
Kiesha Astwood-Smith, Esq.
Victoria Zozulya, Esq.
AXA Equitable Funds Management Group LLC